Leases - Dislosure Of Lease Expenditure Recognised Explanatory (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Presentation of leases for lessee [abstract]
Depreciation of right-of-use assets	$ 22	$ 22	$ 25
System Fund depreciation of right-of-use assets	(2)	2	3
Expense relating to variable lease payments	77	62	47
Expense relating to short-term leases and low-value assets	1	2	1
Income from operating subleases	(3)	(2)	(1)
Recognised in operating profit	95	86	75
Interest on lease liabilities	30	29	29
Total recognised in the Group income statement	$ 125	$ 115	$ 104